Guaranteed Preferred Beneficial Interests In First Horizon's Junior Subordinated Debentures (Details) (USD $)					0 Months Ended			0 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 FHN [Member]	Dec. 31, 2010 FHN [Member]	Dec. 30, 1996 First Tennessee Capital I [Member]	Dec. 31, 2011 Subordinated Debentures Subject To Mandatory Redemption Amount [Member]	Mar. 29, 2004 Subordinated Debentures Subject To Mandatory Redemption Amount [Member] FHN [Member]	Mar. 29, 2004 Subordinated Debentures Subject To Mandatory Redemption Amount [Member] First Tennessee Capital I [Member]	Mar. 31, 2011 Subordinated Debentures Subject To Mandatory Redemption - Amounts Redeemed [Member]	Mar. 29, 2004 Subordinated Debentures Subject To Mandatory Redemption - Amounts Redeemed [Member] First Tennessee Capital II [Member]	Dec. 30, 1996 Trust Preferred Loans [Member] First Tennessee Capital I [Member]	Mar. 29, 2004 Trust Preferred Loans [Member] First Tennessee Capital II [Member]
Debt Instrument [Line Items]
Par value of capital securities sold											$ 100,000,000	$ 200,000,000
Interest rate of capital securities											8.07%	6.30%
Term borrowings	$ 2,481,660,000	$ 3,228,070,000	$ 848,654,000	$ 928,831,000		$ 309,300,000	$ 206,000,000		$ 103,100,000
Debt instrument interest rate										6.30%
Debt instrument maturity date								Apr. 15, 2034
Redemption date					Jan. 01, 2011